UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

NICHOLAS FUND, INC.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2010 Date of Reporting Period: 12/31/2009

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/09

		VALUE
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COMMON STOCKS - 95.87%
	Consumer Discretionary - Durables & Apparel - 0.77%
550,000	Mattel, Inc.	$ 10,989,000
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	Consumer Discretionary - Retail - 9.34%
205,000	Aaron's, Inc.	5,684,650
429,400	Jos. A. Bank Clothiers, Inc. *	18,116,386
650,000	Kohl's Corporation *	35,054,500
400,000	LKQ Corporation *	7,836,000
1,192,476	O'Reilly Automotive, Inc. *	45,457,185
576,160	Penske Automotive Group, Inc.	8,746,109
1,130,886	Sally Beauty Company, Inc. *	8,651,278
156,600	Signet Jewelers Limited *	4,184,352
		--------------
		133,730,460
		--------------
	Consumer Discretionary - Services - 2.94%
1,022,255	DineEquity, Inc.	24,830,574
493,200	Yum! Brands, Inc.	17,247,204
		--------------
		42,077,778
		--------------
	Consumer Staples - Food & Staple Retail - 3.72%
1,450,000	Walgreen Co.	53,244,000
		--------------
	Consumer Staples - Food, Beverage & Tobacco - 3.80%
200,000	Altria Group, Inc.	3,926,000
700,000	Philip Morris International Inc.	33,733,000
280,000	Ralcorp Holdings, Inc. *	16,718,800
		--------------
		54,377,800
		--------------
	Energy - 14.21%
400,000	Apache Corporation	41,268,000
724,939	Bristow Group Inc. *	27,873,905
931,300	Inergy, L.P.	33,228,784
230,000	Kayne Anderson Energy Development Company	3,346,500
700,000	Kayne Anderson Energy Total Return Fund, Inc.	16,170,000
700,000	Kayne Anderson MLP Investment Company	17,528,000
1,173,753	Kinder Morgan Management, LLC *	64,133,866
		--------------
		203,549,055
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	Financials - Diversified - 6.57%
900,000	Affiliated Managers Group, Inc. *	60,615,000
475,000	Duff & Phelps Corporation - Cl ass A	8,673,500
1,044,785	Leucadia National Corporation	24,855,435
		--------------
		94,143,935
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	Financials - Insurance - 2.28%
900,000	Loews Corporation	32,715,000
		--------------
	Financials - Real Estate - 0.64%
1,520,950	Cohen & Steers Quality Income Realty Fund, Inc.	9,232,166
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	Health Care - Equipment - 6.26%
280,000	Alcon, Inc.	46,018,000
507,500	Covidien plc	24,304,175
525,000	St. Jude Medical, Inc. *	19,309,500
		--------------
		89,631,675
		--------------
	Health Care - Pharmaceuticals & Biotechnology - 8.47%
278,000	Charles River Laboratories International, Inc. *	9,365,820
800,000	Gilead Sciences, Inc. *	34,624,000
325,400	Mettler-Toledo International Inc. *	34,163,746
905,688	Thermo Fisher Scientific Inc. *	43,192,261
		--------------
		121,345,827
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	Health Care - Services - 5.09%
850,000	DaVita, Inc. *	49,929,000
920,000	VCA Antech, Inc. *	22,926,400
		--------------
		72,855,400
		--------------
	Industrials - Capital Goods - 12.47%
375,000	AECOM Technology Corporation *	10,312,500
900,000	Chicago Bridge & Iron Company N.V.	18,198,000
236,100	Curtiss-Wright Corporation	7,394,652
400,000	Fastenal Company	16,656,000
1,783,300	Oshkosh Corporation *	66,035,599
425,000	W.W. Grainger, Inc.	41,152,750
733,695	Woodward Governor Company	18,907,320
		--------------

		178,656,821
		--------------
	Industrials - Commercial Services & Supplies - 3.22%
756,500	Copart, Inc. *	27,710,595
650,000	Republic Services, Inc.	18,401,500
		--------------
		46,112,095
		--------------
	Industrials - Transportation - 1.09%
450,000	Kirby Corporation *	15,673,500
		--------------
	Information Technology - Semiconductors
	& Semiconductor Equipment - 0.61%
300,000	Microchip Technology Incorporated	8,718,000
		--------------
	Information Technology - Software & Services - 5.96%
785,000	Fiserv, Inc. *	38,056,800
600,000	Hewitt Associates, Inc. *	25,356,000
608,800	Solera Holdings, Inc.	21,922,888
		--------------
		85,335,688
		--------------
	Materials - 7.28%
450,000	Airgas, Inc.	21,420,000
350,000	AptarGroup, Inc.	12,509,000
700,000	Ball Corporation	36,190,000
300,000	Bemis Company, Inc.	8,895,000
300,000	RPM International, Inc.	6,099,000
294,700	Stepan Company	19,099,507
		--------------
		104,212,507
		--------------
	Utilities - 1.15%
700,000	Allegheny Energy, Inc.	16,436,000
		--------------
	TOTAL COMMON STOCKS (cost $1,023,853,217)	1,373,036,707
		--------------

SHORT-TERM INVESTMENTS - 4.01%
	Commercial Paper - 3.86%
$3,000,000	Volkswagen of America, Inc. 01/04/10, 0.24%	3,000,000
1,825,000	Hitachi Capital America Corp. 01/05/10, 0.30%	1,824,985
3,000,000	Hitachi Capital America Corp. 01/05/10, 0.30%	2,999,975
3,500,000	Wisconsin Energy Corporation 1/06/10, 0.23%	3,499,955
1,900,000	Wisconsin Energy Corporation 01/07/10, 0.25%	1,899,960
5,950,000	XTO Energy Inc. 01/07/10, 0.25%	5,949,876
3,000,000	Wisconsin Energy Corporation 01/08/10, 0.23%	2,999,923
5,000,000	Wisconsin Energy Corporation 01/08/10, 0.23%	4,999,872
3,600,000	BMW US Capital, LLC 01/11/10, 0.25%	3,599,825
4,000,000	BMW US Capital, LLC 01/12/10, 0.30%	3,999,733
1,250,000	Time Warner Cable, Inc. 01/14/10, 0.40%	1,249,861
3,375,000	Wisconsin Energy Corporation 01/15/10, 0.20%	3,374,794
4,000,000	Wisconsin Energy Corporation 01/15/10, 0.20%	3,999,756
4,000,000	Franklin Resources, Inc. 01/20/10, 0.15%	3,999,733
2,550,000	Wisconsin Energy Corporation 01/22/10, 0.25%	2,549,681
2,650,000	H.J. Heinz Finance Company 01/25/10, 0.22%	2,649,660
2,675,000	H.J. Heinz Finance Company 01/29/10, 0.20%	2,674,629
		--------------
		55,272,218
		--------------
	Variable Rate Security - 0.15%
2,074,628	American Family Financial Services, Inc.
	01/04/10, 0.10%	2,074,628
		--------------
	TOTAL SHORT-TERM INVESTMENTS (cost $57,346,846)	57,346,846
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	TOTAL SECURITY HOLDINGS
	(cost $1,081,200,063) - 99.88%	1,430,383,553
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	OTHER ASSETS, NET OF LIABILITIES - 0.12%	1,747,474
		--------------
	TOTAL NET ASSETS	$1,432,131,027
		--------------
		--------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2009, investment cost for federal tax purposes was $1,081,046,653 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$410,470,677
Unrealized depreciation	(61,133,777)
------------
Net unrealized appreciation	$349,336,900
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Classification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$1,373,036,707
Level 2 -
Commercial Paper	55,272,218
Variable Rate Security	2,074,628
Level 3 -
None	--
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Total	$1,430,383,553
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS FUND, INC.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: FEBRUARY 10, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: FEBRUARY 10, 2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: FEBRUARY 10, 2010